Summary of Short Term Debt and Weighted Average Annual Interest Rates (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Summary of short-term debt and weighted average annual interest rates
Total short-term debt		$ 400	$ 660
Revolving Credit Facility [Member]
Summary of short-term debt and weighted average annual interest rates
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)		0	0
$750 million Commercial Paper Program [Member]
Summary of short-term debt and weighted average annual interest rates
Commercial paper program	[1]	$ 400
$600 million Commercial Paper Program [Member]
Summary of short-term debt and weighted average annual interest rates
Commercial paper program	[1]		264
Line of Credit [Member] | Revolving Credit Facility [Member]
Summary of short-term debt and weighted average annual interest rates
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)			$ 396

[1]	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.